Significant Accounting Policies and Practices and Recent Accounting Pronouncements (Policies)	12 Months Ended
Sep. 30, 2017
Accounting Policies [Abstract]
Derivatives, Policy [Policy Text Block]
Derivative Financial Instruments
Derivative financial instruments are used by the Company’s Consumer Products segment principally in the management of its interest rate, foreign currency exchange rate and raw material price exposures. The Company’s Consumer Products segment does not hold or issue derivative financial instruments for trading or speculative purposes. Derivative assets and liabilities are reported at fair value in the Consolidated Balance Sheets. When hedge accounting is elected at inception, the Company formally designates the financial instrument as a hedge of a specific underlying exposure and documents both the risk management objectives and strategies for undertaking the hedge. Depending on the nature of derivatives designated as hedging instruments, changes in fair value are either offset against the change in fair value of the hedged assets or liability through earnings or recognized in equity through other comprehensive income until the hedged item is recognized. Any ineffective portion of a financial instrument’s change in fair value is recognized in earnings. For derivatives that do not qualify for hedge accounting treatment, the change in the fair value is recognized in earnings.
For derivative instruments that are designated and qualify as cash flow hedges, the gain or loss on the effective portion of the derivative is reported as a component of Accumulated Other Comprehensive Income (“AOCI”) and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on derivatives representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness are recognized in current earnings.

Discontinued Operations, Policy [Policy Text Block]
Assets Held for Sale and Discontinued Operations
The Company reports a business as held for sale when the criteria of Accounting Standard Codification (“ASC”) Topic 360, Property, Plant and Equipment (“ASC 360”) are met. A business classified as held for sale is recorded at the lower of its carrying amount or estimated fair value less cost to sell. If the carrying amount of the business exceeds its estimated fair value less cost to sell, a loss is recognized. Assets and liabilities related to a business classified as held for sale are segregated in the current and prior balance sheets in the period in which the business is classified as held for sale. Transactions between the business held for sale and businesses held for use that are expected to continue to exist after the disposal are not eliminated to appropriately reflect the continuing operations and balances held for sale. If a business is classified as held for sale after the balance sheet date but before the financial statements are issued or are available to be issued, the business continues to be classified as held and used in those financial statements when issued or when available to be issued.
The Company reports the results of operations of a business as discontinued operations if a disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results when the business is sold or classified as held for sale, in accordance with ASC 360 and Accounting Standards Update (“ASU”) No. 2014-08, Presentation of Financial Statements (Topic 2015) and Property, Plant and Equipment (Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity (“ASU 2014-08”). The results of discontinued operations are reported in “Income (loss) from discontinued operations, net of tax” in the accompanying Consolidated Statements of Operations for current and prior periods commencing in the period in which the business meets the criteria of a discontinued operation, and include any gain or loss recognized on closing or adjustment of the carrying amount to fair value less cost to sell. Transactions between the businesses held for sale and businesses held for use that are expected to continue to exist after the disposal are not eliminated to appropriately reflect the continuing operations and balances held for sale.
The guidance above does not apply to oil and gas properties that are accounted for using the full-cost method of accounting as prescribed by the U.S. SEC (Regulation S-X, Rule 4-10, Financial Accounting and Reporting for Oil and Gas Producing Activities Pursuant to the Federal Securities Laws and the Energy Policy and Conservation Act of 1975) unless the disposal represents all or substantially all of a full cost pool as a discontinued operation. As discussed in Note 5, Divestitures, on July 1, 2016, the Company entered into an agreement to sell all of its remaining oil and gas interests. Consequently, the Company’s investments in oil and gas properties have been reclassified as discontinued operations.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Postemployment Benefit Plans, Policy [Policy Text Block]
Employee Benefit Obligations
The recognition and disclosure provisions of ASC Topic 715: “Compensation-Retirement Benefits” (“ASC 715”) requires recognition of the overfunded or underfunded status of defined benefit pension and postretirement plans as an asset or liability in the accompanying Consolidated Balance Sheets, and to recognize changes in that funded status in AOCI.
In accordance with the measurement date provisions of ASC 715, the Company measures all of its defined benefit pension and postretirement plan assets and obligations as of September 30, which is the Company’s fiscal year end.
Refer to Note 17, Employee Benefit Obligations, for further detail.

Legal Matters and Contingencies [Text Block]
Legal Matters and Contingencies
The Company records legal fees and accruals in accordance with ASC Topic 450, “Contingencies”. Contingencies arising from environmental remediation costs, regulatory judgments, claims, assessments, guarantees, litigation, recourse reserves, fines, penalties and other sources are recorded when deemed probable and reasonably estimable.

Principles of Consolidation
Principles of Consolidation
The Consolidated Financial Statements include the accounts of HRG and all other entities in which HRG has a controlling financial interest and those variable interest entities (“VIEs”) where the Company is the primary beneficiary. Intercompany accounts and transactions between businesses held for use have been eliminated. Results of operations of acquired companies are included from the dates of acquisition and for VIEs, from the dates that the Company became the primary beneficiary. At September 30, 2017, the non-controlling interest component of total equity primarily represents the 40.4% share of Spectrum Brands and the 19.6% of FGL not owned by HRG.
VIE is an entity that lacks equity investors or whose equity investors do not have a controlling financial interest in the entity through their equity investments. The entity that has a controlling financial interest in a VIE is referred to as the primary beneficiary and consolidates the VIE. A corporation is deemed to have a controlling financial interest and is the primary beneficiary of a VIE if it has both the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and an obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE.
The Company, through its subsidiary, Salus, primarily uses VIEs for its securitization activities, in which Salus transfers whole loans into a trust or other vehicle such that the assets are legally isolated from the creditors of Salus. Assets held in a trust can only be used to settle obligations of the trust. The creditors of these trusts typically have no recourse to Salus except in accordance with the obligations under standard representations and warranties. When Salus is the servicer of whole loans held in a securitization trust, Salus has the power to direct the most significant activities of the trust. Salus consolidates a whole-loan securitization trust if it has the power to direct the most significant activities and also holds securities issued by the trust or has other contractual arrangements, other than standard representations and warranties, that could potentially be significant to the trust. See Note 6, Securitizations and Variable Interest Entities for additional information on the Company’s investment in consolidated VIEs.

Cash Equivalents	Cash and Cash Equivalents The Company considers all highly liquid temporary instruments purchased with original maturities of three months or less from date of purchase to be cash equivalents.
Receivables, Policy [Policy Text Block]
Receivables
Trade accounts receivable are carried at net realizable value. The Company extends credit to its customers based upon an evaluation of the customer’s financial condition and credit history, but generally does not require collateral. The Company monitors its customers’ credit and financial condition based on changing economic conditions and will make adjustments to credit policies as required. Provisions for losses on uncollectible trade receivables are determined based on ongoing evaluations of the Company’s receivables, principally on the basis of historical collection experience and evaluations of the risks of nonpayment or return for a given customer. Refer to Note 8, Receivables, net, for further detail.

Inventories
Inventories
The Company’s inventories are valued at the lower of cost or net realizable value. Cost of inventories is determined using the first-in, first-out (“FIFO”) method. Refer to Note 9, Inventories, net, for further detail.

Goodwill and Intangibles
Goodwill
Goodwill reflects the excess of acquisition cost over the aggregate fair value assigned to identifiable net assets acquired. Goodwill is not amortized, but instead is assessed for impairment at least annually and as triggering events or indicators of potential impairment are identified. Goodwill has been assigned to reporting units for purposes of impairment testing based upon the relative fair value of the asset to each reporting unit. The Company performs its annual impairment test in the fourth quarter of its fiscal year.
Consumer Products Segment
The reporting units of Spectrum Brands are consistent with the product categories for the Consumer Products segment. The fair value of each reporting unit is compared to its carrying value, including goodwill. In estimating the fair value of their reporting units, Spectrum Brands uses a discounted cash flow methodology, which requires the estimation of future revenues, expenses, and capital expenditures and make assumptions about Spectrum Brands’ weighted average cost of capital and perpetuity growth rate, among other variables. Spectrum Brands tests the aggregate estimated fair value of the reporting units by comparison to Spectrum Brands’ total market capitalization, including both equity and debt capital. If the fair value of a reporting unit is less than its carrying value, an impairment loss would be recognized equal to that excess; however the loss recognized cannot exceed the total amount of goodwill allocated to that reporting unit. See Note 11, Goodwill and Intangibles, net for further details.
Corporate and Other
During Fiscal 2016, the Company determined that sufficient indicators of potential impairment existed to require an interim goodwill impairment analysis for the CorAmerica Capital, LLC (“CorAmerica”) reporting unit. The Company estimated the fair value of the CorAmerica reporting unit using the income approach. Under the income approach, the Company calculated the fair value of the CorAmerica reporting unit based on the present value of estimated future cash flows. Management’s estimate of implied fair value of goodwill was zero and, consequently, resulted in a goodwill impairment charge of $10.7, which was reflected in “Selling, acquisition, operating and general expenses” in the accompanying Consolidated Statements of Operations for Fiscal 2016.
During Fiscal 2015, the Company concluded that an interim impairment test of goodwill and indefinite-lived intangible assets for its Frederick’s of Hollywood Group Inc. (“FOH”) reporting unit was necessary. This conclusion was based on certain indicators of impairment, primarily related to the departure of Philip Falcone, the Company’s former Chief Executive Officer, in December of 2014, and subsequent change in strategic direction of FOH.
The Company estimated the fair value of the FOH reporting unit using a combination of the income and market multiple approaches. Under the income approach, the Company calculated the fair value of the FOH reporting unit based on the present value of estimated future cash flows. The market data utilized included publicly-traded prices and transaction values of comparable companies with operations considered to be similar to those of the Company’s reporting units. Management’s estimate of implied fair value of goodwill of $16.2 was below the carrying value for the FOH reporting unit and, consequently, resulted in a goodwill impairment charge of $28.3 for Fiscal 2015.
Intangibles

Intangibles with Definite or Estimable Useful Lives
Intangibles
Intangibles with Indefinite Lives
Indefinite-lived intangible assets (certain trade name intangible assets) are not amortized; but instead are tested for impairment at least annually in the fourth fiscal quarter or as triggering events or indicators of potential impairment are identified.
Impairment of indefinite-lived intangible assets is assessed by comparing the estimated fair value of the identified trade names to their carrying value to determine if potential impairment exists. If the fair value is less than the carrying value, an impairment loss is recorded for the excess. The fair value of indefinite-lived intangible assets is determined using an income approach, the relief from royalty methodology, which requires management to make estimates and assumptions about future revenues, royalty rates, and the discount rate, among others.
Intangibles Impairment Test
Consumer Products
Spectrum Brands performs its annual impairment test in the fourth quarter of its fiscal year. During Fiscal 2017, the Company recognized $16.3 impairment on indefinite life intangible assets due to the reduction in value of certain tradenames in response to changes in management’s strategy. During Fiscal 2016, the Company recognized $2.7 impairment on indefinite-lived intangible assets. In connection with its annual impairment testing of indefinite-lived intangible assets, Spectrum Brands concluded that the fair values of its intangible assets exceeded their carrying values resulting in no impairment for Fiscal 2015. These impairments were reflected in “Selling, acquisition, operating and general expenses” in the accompanying Consolidated Statements of Operations.
Corporate and Other
Prior to conducting the goodwill impairment test for the FOH reporting unit discussed above, the Company first evaluated the recoverability of FOH’s intangible assets. The Company valued indefinite-lived trade names and trademarks using the income approach, specifically the relief from royalty method. Management estimated the fair value of the trade name and trademarks at $9.9 under this approach, which resulted in an impairment of $31.9 for Fiscal 2015.
Effective April 19, 2015, FOHG Holdings, LLC, FOH and their subsidiaries (together, “FOHG”) filed for bankruptcy. Prior to the bankruptcy, three of the Company’s consolidated subsidiaries were lenders to FOHG. Following the completion of the bankruptcy of FOHG, such entities ceased to be subsidiaries of HRG and the Company deconsolidated FOHG from the Consolidated Financial Statements. The Company recorded a $38.5 gain on the deconsolidation, reported in “Gain on deconsolidation of subsidiary” in the accompanying Consolidated Statements of Operations and $16.2 of impairments related to certain loans between FOHG and subsidiaries of the Company. The deconsolidation of FOHG also resulted in a decrease of goodwill and intangibles associated with FOHG of $16.2 and $9.9, respectively.
Intangibles with Definite or Estimable Useful Lives
Intangible assets are recorded at cost or at estimated fair value if acquired in a business combination. Customer lists, proprietary technology and certain trade name intangibles are amortized, using the straight-line method, over their estimated useful lives. The range and weighted average useful lives for definite-lived intangibles assets associated with Spectrum Brands’ continuing operations are as follows:

Asset Type	Range	Weighted Average
Customer relationships	2 to 20 years	17.9 years
Technology assets	6 to 18 years	11.4 years
Tradenames	5 to 13 years	6.2 years

Definite-lived intangible assets held and used are reviewed for impairment when events or changes in business circumstances indicate that the carrying amount of the assets may not be recoverable. If indicators of potential impairment are identified, the Company performs an undiscounted cash flow analysis to determine if impairment exists. The asset value would be deemed impaired if the undiscounted cash flows expected to be generated by the asset did not exceed its carrying value. If impairment is determined to exist, any related impairment loss is calculated based on fair value. There were no triggering events identified during Fiscal 2017, 2016 and 2015 that necessitated an impairment test of definite-lived intangible assets.
Impairment reviews are conducted at the judgment of management when it believes that a change in circumstances in the business or external factors warrants a review. Circumstances such as the discontinuation of a product or product line, a sudden or consistent decline in the sales forecast for a product, changes in technology or in the way an asset is being used, a history of operating or cash flow losses, or an adverse change in legal factors or in the business climate, among others, may trigger an impairment review. Refer to Note 11, Goodwill and Intangibles, net, for further detai

Income Taxes
Income Taxes
Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax laws or rates is recognized in income in the period that includes the enactment date. The Company has the ability and intent to recover in a tax-free manner assets (or liabilities) with book/tax basis differences for which no deferred taxes have been provided, in accordance with ASC Topic 740, Income Taxes.
The Company recognizes the effect of income tax positions only if those positions are more-likely-than-not to be sustained. Recognized income tax positions are measured at the largest amount that has a greater than 50% likelihood of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. Accrued interest expense and penalties related to uncertain tax positions are recorded in “Income tax expense (benefit)” in the accompanying Consolidated Statements of Operations.
Refer to Note 18, Income Taxes, for further detail.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock-Based compensation
The fair values of restricted stock and restricted stock unit awards are determined based on the market price of HRG’s common stock on the grant date. The fair value of stock option awards and warrants are determined using the Black-Scholes option pricing model. HRG uses the simplified method to estimate the expected option term for stock option grants, as the Company does not have a sufficient history of stock option exercises to reliably estimate the expected option term. HRG recognizes stock based compensation expense in income on a straight line basis over the requisite service period for each separately vesting portion of such stock based compensation awards. In certain instances during Fiscal 2017, the Company repurchased restricted stock and other equity upon vesting from its current and former officers and employees to cover the minimum applicable statutory taxes. The Company classifies certain stock awards as liabilities. For these awards, the fair value is classified as a liability in the accompanying Consolidated Balance Sheets, and the liability is marked-to-market through net income at the end of each reporting period, and included in “Selling, acquisition, operating and general expenses” in the accompanying Consolidated Statements of Operations.
Spectrum Brands measures the compensation expense of its stock-based compensation awards, which consist of restricted stock units, based on the fair value of the awards at the date of grant and recognizes these costs on a straight line basis over the requisite service period of the awards. The fair value of the restricted stock units is determined based on the market price of Spectrum Brands’ shares of common stock on the grant date.
Refer to Note 20, Stock-based Compensation, for further detail.

Foreign Currency Translation
Foreign Currency Translation
Local currencies are considered the functional currencies for most of the Company’s operations outside the United States (“U.S.”). Assets and liabilities of the Company’s foreign subsidiaries are translated at the rate of exchange existing at year-end, with revenues, expenses, and cash flows translated at the average of the monthly exchange rates. Adjustments resulting from translation of the financial statements are recorded as a component of equity in AOCI, including the effects of exchange rate changes on intercompany balances of a long-term investment nature.
As of September 30, 2017 and 2016, accumulated losses related to foreign currency translation adjustments of $77.7 and $92.4 (net of taxes and non-controlling interest), respectively, were reflected in the accompanying Consolidated Balance Sheets in AOCI.
Foreign currency transaction gains and losses for transactions denominated in a currency other than the functional currency are reported in the accompanying Consolidated Statements of Operations in the period they occur. Exchange losses on foreign currency transactions aggregating $6.4, $6.8 and $26.8 for Fiscal 2017, 2016 and 2015, respectively, are included in “Other (expense) income, net” in the accompanying Consolidated Statements of Operations.
Revenue Recognition

Revenue Recognition
Revenue Recognition
Net Consumer and Other Product Sales
The Company recognizes revenue from product sales generally upon delivery to the customer, or at the shipping point in situations where the customer picks up the product or where delivery terms so stipulate. This represents the point at which title and risks and rewards of ownership of the product are passed, provided that, there are no uncertainties regarding customer acceptance, there is persuasive evidence that an arrangement exists, the price to the buyer is fixed or determinable, and ability to collect is deemed reasonably assured. The provision for customer returns is based on historical sales and returns and other relevant information. The Company estimates and accrues the cost of returns, which are treated as a reduction of “Net sales” in the accompanying Consolidated Statements of Operations.
The Company enters into promotional arrangements, primarily with retail customers, that entitle such retailers to earn cash rebates from the Company. These arrangements require the Company to estimate and accrue the costs of these programs, which are treated as a reduction of “Net sales” in the accompanying Consolidated Statements of Operations.
The Company also enters into promotional arrangements that target the ultimate consumer. The costs associated with such arrangements are treated as either a reduction of “Net sales” or an increase of “Cost of goods sold,” based on the type of promotional program. The Company monitors its commitments under all promotion arrangements and uses various measures, including past experience, to estimate the earned, but unpaid, promotional costs. The terms of the Company’s customer-related promotional arrangements and programs are tailored to each customer and documented through written contracts, correspondence or other communications with the individual customers.
The Company also enters into various arrangements, primarily with retail customers, which require the Company to make upfront cash payments in order to secure the right to distribute through such customers. The Company capitalizes these payments provided the payments are supported by a time or volume based arrangement with the retailer, and amortizes the associated payment over the appropriate time or volume based term of the arrangement. Capitalized payments are treated as a reduction of “Net sales” in the accompanying Consolidated Statements of Operations and a corresponding asset is reported in “Deferred charges and other assets” in the accompanying Consolidated Balance Sheets.
Net Investment Income
Dividends and interest income recorded in “Net investment income,” are recognized when earned, net of related expenses. Amortization of premiums and accretion of discounts are reflected in “Net investment income” over the contractual terms of the investments in a manner that produces a constant effective yield.

Shipping and Handling Costs
Shipping and Handling Costs
Shipping and handling costs, which are included in “Selling, acquisition, operating and general expenses” in the accompanying Consolidated Statements of Operations, include costs incurred with third-party carriers to transport products to customers and salaries and overhead costs related to activities to prepare Spectrum Brands’ products for shipment at Spectrum Brands’ distribution facilities. Spectrum Brands’ shipping and handling costs associated with Spectrum Brands’ continuing operations were $193.2, $192.5 and $162.5 during Fiscal 2017, 2016 and 2015, respectively.

Advertising Costs
Advertising Costs
Advertising costs, which are included in “Selling, acquisition, operating and general expenses” in the accompanying Consolidated Statements of Operations, include agency fees and other costs to create advertisements, as well as costs paid to third parties to print or broadcast Spectrum Brands’ advertisements and are expensed as incurred. Spectrum Brands’ incurred advertising costs associated with Spectrum Brands’ continuing operations of $30.9, $34.1 and $28.7 during Fiscal 2017, 2016 and 2015, respectively.

Research and Development Costs
Research and Development Costs
Research and development costs are charged to “Selling, acquisition, operating and general expenses” in the period they are incurred. Spectrum Brands’ incurred research and development costs associated with Spectrum Brands’ continuing operations of $59.5, $58.7 and $51.3 during Fiscal 2017, 2016 and 2015, respectively.

Environmental Expenditures
Environmental Expenditures
Environmental expenditures that relate to current operations or to conditions caused by past operations are expensed or capitalized as appropriate. The Company determines its liability for environmental matters on a site-by-site basis and records a liability at the time when it is probable that a liability has been incurred and such liability can be reasonably estimated. The estimated liability is not reduced for possible recoveries from insurance carriers. Estimated environmental remediation expenditures are included in the determination of the net realizable value recorded for assets held for sale. Refer to Note 21, Commitments and Contingencies, for further detail.

Comprehensive Income (Loss)
Comprehensive Income (Loss)
Comprehensive income (loss) includes foreign currency translation gains and losses on assets and liabilities of foreign subsidiaries, effects of exchange rate changes on intercompany balances of a long-term nature and transactions designated as a hedge of a net investment in a foreign subsidiary, deferred gains and losses on derivative financial instruments designated as cash flow hedges, actuarial adjustments to pension plans, and unrealized gains (losses) and non-credit related to other-than-temporary impairments (“OTTI”) on investment securities classified as available for sale (“AFS”) of businesses held for sale. Net unrealized gains and losses on investment securities classified as AFS by the businesses held for sale are reduced by deferred income taxes and adjustments to intangible assets that would have resulted had such gains and losses been realized. The foreign currency translation gains and losses for Fiscal 2017, 2016 and 2015 were primarily attributable to the impact of translation of the net assets of Spectrum Brands’ European and Latin American operations, which primarily have functional currencies in Euros, Pounds Sterling, Mexican Peso and Brazilian Real.
Refer to Note 16, Shareholders’ Equity, for further detail.

Fair Value Measurements
Fair Value Measurements
The Company’s measurement of fair value is based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset or non-performance risk, which may include the Company’s own credit risk. The Company’s estimate of an exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability (“exit price”) in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability, as opposed to the price that would be paid to acquire the asset or receive a liability (“entry price”). The Company categorizes financial instruments carried at fair value into a three-level fair value hierarchy, based on the priority of inputs to the respective valuation technique. The three-level hierarchy for fair value measurement is defined as follows:
Level 1 — Values are unadjusted quoted prices for identical assets and liabilities in active markets accessible at the measurement date.
Level 2 — Inputs include quoted prices for similar assets or liabilities in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument. Such inputs include market interest rates and volatilities, spreads and yield curves.
Level 3 — Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement. Unobservable inputs reflect the Company’s best estimate of what hypothetical market participants would use to determine a transaction price for the asset or liability at the reporting date based on the best information available in the circumstances.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lower level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the investment.
When a determination is made to classify an asset or liability within Level 3 of the fair value hierarchy, the determination is based upon the significance of the unobservable inputs to the overall fair value measurement. Because certain securities trade in less liquid or illiquid markets with limited or no pricing information, the determination of fair value for these securities is inherently more difficult. However, Level 3 fair value investments may include, in addition to the unobservable or Level 3 inputs, observable components, which are components that are actively quoted or can be validated to market-based sources.

Restructuring and Related Charges
Restructuring and Related Charges
Restructuring charges include, but are not limited to the costs of one-time termination benefits such as severance costs and retention bonuses, and contract termination costs consisting primarily of lease termination costs. Related charges, as defined by the Company, include, but are not limited to, other costs directly associated with exit and relocation activities, including impairment of property and other assets, departmental costs of full-time incremental employees, and any other items related to the exit or relocation activities. Costs for such activities are estimated by management after evaluating detailed analyses of the costs to be incurred.
Liabilities from restructuring and related charges are recorded for estimated costs of facility closures, significant organizational adjustments and measures undertaken by management to exit certain activities. Costs for such activities are estimated by management after evaluating analyses of the costs to be incurred. Such liabilities or asset reductions could include amounts for items such as severance costs and related benefits, lease termination payments and any other items directly related to the exit activities. Impairment of property and equipment and other current or long-term assets as a result of restructuring related initiatives are recognized as a reduction of the appropriate asset.
Restructuring and related charges associated with manufacturing and related initiatives are recorded in “Cost of goods sold”. Restructuring and related charges reflected in cost of goods sold include, but are not limited to, termination and related costs associated with manufacturing employees, asset impairments relating to manufacturing initiatives and other costs directly related to the manufacturing component of a restructuring initiative. Restructuring and related charges associated with administrative functions are recorded in operating expenses, such as initiatives impacting sales, marketing, distribution or other non-manufacturing related functions reflected in “Selling, acquisition, operating and general expenses”. Restructuring and related charges reflected in operating expenses include, but are not limited to, termination and related costs, any asset impairments relating to the administrative functions and other costs directly related to the administrative components of the restructuring initiatives implemented.
See Note 4, Restructuring and Related Charges, for further detail.

Revenue Recognition, Customer Acquisitions [Policy Text Block]
Acquisition and Integration Related Charges
Acquisition and integration related charges include, but are not limited to, transaction costs (such as banking, legal, accounting and other professional fees directly related to both consummated acquisitions and acquisition targets), termination and related costs for transitional and certain other employees, integration related professional fees and other post business combination expenses associated with integration activity.

Interest Expense, Policy [Policy Text Block]
Interest Expense
Interest expense on the Company’s short-term and long-term debt is recognized as due and any associated premiums, discounts, and costs are amortized (accreted) over the term of the related borrowing utilizing the effective interest method. Interest expense also includes fees on the Company’s credit facilities.

Earnings Per Share, Policy [Policy Text Block]
Earnings per Share (“EPS”)
The Company computes net income (loss) per common share in accordance with ASC Topic 260, “Earnings per Share.” Basic net income (loss) per share is computed by dividing net income (loss) by the weighted average shares outstanding for the period. Diluted net income (loss) per share is calculated in the same manner, but shares outstanding are adjusted to reflect the potential dilution that would occur if unvested options, warrants, restricted stock units and unvested restricted stock awards were vested. The dilutive effects of such stock-based compensation awards are calculated using the treasury stock method. In periods where losses are recorded, inclusion of potentially dilutive securities in the calculation would decrease the loss per common share and therefore they are not added to the weighted average number of shares outstanding due to their anti-dilutive effect.
Refer to Note 24, Earnings per Share, for further detail.

Reclassifications and Retrospective Adjustments
Reclassifications
Certain prior year amounts have been reclassified or combined to conform to the current year presentation. These reclassifications and combinations had no effect on previously reported results of operations or accumulated deficit.

Change in Accounting Method
Newly Adopted Accounting Standards
In January 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2017-04, Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment (“ASU 2017-04”), which simplifies the test for goodwill impairment by removing Step 2 from the goodwill impairment test. If goodwill impairment is realized, the amount recognized will be the amount by which the carrying amount exceeds the reporting unit’s fair value; however the loss recognized cannot exceed the total amount of goodwill allocated to that reporting unit. ASU 2017-04 must be applied on a prospective basis and will become effective for public entities in the first quarter of the year ended September 30, 2021, with early adoption available. The Company elected to adopt the standard immediately, with no impact to the Consolidated Financial Statements.
In February 2015, the FASB issued ASU No. 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis. This ASU makes changes to the VIE model and voting interest (“VOE”) model consolidation guidance. The Company adopted this ASU using a modified retrospective approach during Fiscal 2017. The adoption of this ASU had no effect on the Company’s Consolidated Financial Statements.
Recent Accounting Pronouncements Not Yet Adopted
In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASU 2014-09”), which supersedes the revenue recognition requirements in ASC 605, Revenue Recognition. ASU 2014-09 requires revenue recognition to depict the transfer of goods and services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The new revenue recognition model requires identifying the contract and performance obligations, determining the transaction price, allocating the transaction price to performance obligations and recognizing the revenue upon satisfaction of performance obligations. ASU 2014-09 also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments, and assets recognized from costs incurred to obtain or fulfill a contract. ASU 2014-09 can be applied either retrospectively to each prior reporting period presented or retrospectively with the cumulative effect of initially applying the updates recognized at the date of the initial application along with additional disclosures. In August 2015, the FASB issued ASU No. 2015-14, Revenue from Contracts with Customers (Topic 606) Deferral of the Effective Date, which amends the previously issued ASU 2014-09 to provide for a one year deferral from the original effective date. As a result, the ASU 2014-09 will become effective for the Company beginning in the first quarter of its fiscal year ending September 30, 2019. The Company has performed a preliminary assessment over the impact of the pronouncement and is currently performing detailed assessments over its contracts with customers and the impact to its processes and control environment. The Company has not measured the impact of adoption at this point in its assessment and has not concluded on the overall materiality of the impact of adoption to the Company’s consolidated financial statements, or the method of adoption, but has not identified any matters that are considered significant for further disclosure.
In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842) (“ASU 2016-02”), which supersedes the lease requirements in ASC 840, Leases. ASU 2016-02 requires lessees to recognize lease assets and liabilities on the balance sheet, as well as disclosing key information about leasing arrangements. Although the new ASU 2016-02 requires both operating and finance leases to be disclosed on the balance sheet, a distinction between the two types still exists as the economics of leases can vary. ASU 2016-02 can be applied using a modified retrospective approach, with a number of optional practical expedients relating to the identification and classification of leases that commenced before the effective date, along with the ability to use hindsight in the evaluation of lease decisions, that entities may elect to apply. As a result, the ASU 2016-02 will become effective for the Company beginning in the first quarter of its fiscal year ending September 30, 2020, with early adoption applicable. The Company has not measured the impact of adoption at this point in its assessment and has not concluded on the overall materiality of the impact of adoption to the Company’s consolidated financial statements, or determined the method and timing of adoption.
In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments (“ASU 2016-15”), which intends to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. ASU 2016-15 is effective for public business entities in fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. As a result, the ASU 2016-15 will become effective for the Company beginning in the first quarter of its fiscal year ending September 30, 2019, with early adoption applicable. The Company is in the process of evaluating the impact of this update on its financial condition, results of operations or liquidity.
In October 2016, the FASB issued ASU No. 2016-16, Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory (“ASU 2016-16”), which removes the prohibition against the immediate recognition of the current and deferred income tax effects of intra-entity transfers of assets other than inventory. ASU 2016-16 is effective for public business entities in fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. As a result, the ASU 2016-16 will become effective for the Company in the first quarter of fiscal year ending September 30, 2019, with early adoption applicable. The Company is in the process of evaluating the impact of this update on its financial condition, results of operations or liquidity.
In October 2016, the FASB issued ASU No. 2016-17, Consolidation (Topic 810): Interest Held through Related Parties That Are under Common Control (“ASU 2016-17”), which alters how a decision maker needs to consider indirect interest in a variable interest entity (“VIE”) held through an entity under common control. ASU 2016-17 is effective for public business entities in fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. As a result, the ASU 2016-17 will become effective for the Company in the first quarter of fiscal year ending September 30, 2019, with early adoption applicable. The Company is in the process of evaluating the impact of this update on its financial condition, results of operations or liquidity.
In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, a consensus of the FASB Emerging Issues Task Force (“ASU 2016-18”), which provides guidance on the presentation of restricted cash or restricted cash equivalents in the statement of cash flows. ASU 2016-18 is effective for public business entities in fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. As a result, the ASU 2016-18 will become effective for the Company in the first quarter of fiscal year ending September 30, 2019, with early adoption applicable. The Company is in the process of evaluating the impact of this update on its financial condition, results of operations or liquidity.
In March 2017, the FASB issued ASU No. 2017-07, Compensation - Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost (“ASU 2017-07”), which requires an employer to disaggregate the service cost component from the other components of net periodic pension costs within the statement of operations. ASU 2017-07 provides guidance requiring the service cost component to be recognized consistent with other compensation costs arising from service rendered by employees during the period, and all other components to be recognized separately outside of the subtotal of income from operations. ASU 2017-07 is applied on a retrospective basis, and will become effective for public entities in first quarter of the fiscal year ending September 30, 2019; with early adoption available. The Company is currently assessing the impact this pronouncement will have on the consolidated financial statements and have not yet concluded on the materiality or timing of the adoption.
In August 2017, the FASB issued ASU No. 2017-12, Derivatives and Hedging: Targeted Improvements to Accounting for Hedging Activities (Topic 815), which changes the designation and measurement guidance for qualifying hedging relationships and presentation of hedge results. The amendments in this update make certain targeted improvements to simplify the application of the hedge accounting guidance in current GAAP, better aligning the entity’s risk management activities and financial reporting for hedging relationships. The ASU can only be applied prospectively, and will become effective for the Company beginning in the first quarter of the fiscal year ending September 30, 2020, with early adoption available. The Company is in the process of evaluating the impact of this update on its financial condition, results of operations or liquidity.

Subsequent Events, Policy [Policy Text Block]
Subsequent Events
ASC Topic 855, “Subsequent Events” (“ASC 855”), establishes general standards of accounting and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. ASC 855 requires the Company to evaluate events that occur after the balance sheet date through the date the Company’s financial statements are issued and to determine whether adjustments to or additional disclosures in the financial statements are necessary. The Company has evaluated subsequent events through the date these financial statements were issued. See Note 1, Basis of Presentation and Nature of Operations, for updates regarding the regulatory approvals related to the FGL Merger, Front Street Sale and the planned sale of Spectrum Brands’ GBA business.
Corporate and Other Segment
On November 30, 2017, HRG disposed of its interest in FGL and Front Street in connection with the closing of the FGL Merger and the Front Street Sale.
In addition, on May 24, 2017, HRG, FS Holdco II Ltd. (“FS Holdco”), CF Corp and CF/FGL US entered into an agreement (the “338 Agreement”) pursuant to which CF/FGL US agreed that FS Holdco may, at its option, cause CF/FGL US and FS Holdco to make a joint election under Section 338(h)(10) of the Internal Revenue Code of 1986, as amended, with respect to the FGL Merger and the deemed share purchases of FGL’s subsidiaries (the “338 Tax Election”). On March 8, 2018, FS Holdco exercised the 338 Tax Election. In connection with such election, CF/FGL US paid to FS Holdco $30.0 on March 22, 2018 and is required to pay FS Holdco $26.6 by May 21, 2018.
Also on December 15, 2017, HRG issued a notice of redemption to redeem all $864.4 outstanding principal amount of its 7.875% Note at a redemption price equal to 100.0% of the principal amount thereof, plus accrued and unpaid interest to the redemption date. The 7.875% Notes were redeemed on January 16, 2018.
Tax Reform Act
On December 22, 2017, the Tax Reform Act was signed into law. The legislation significantly changes U.S. tax law by, among other things, lowering corporate income tax rates, implementing a dividends received deduction for dividends from foreign subsidiaries and imposing a tax on deemed repatriated accumulated earnings of foreign subsidiaries. The Tax Reform Act reduces the U.S. corporate income tax rate from a maximum of 35.0% to a flat 21.0% rate, effective January 1, 2018. HRG is a calendar year taxpayer, therefore HRG will be using the flat 21.0% rate for the January 1 to September 30, 2018 tax period and 35.0% for the October 1 to December 31, 2017 tax period. However, Spectrum Brands files its U.S. tax returns on a September fiscal year basis, its U.S. tax rate for Fiscal 2018 will be a blended rate of 24.4%.
Deferred tax assets and liabilities are measured using enacted tax rate expected to apply to taxable income in the years in which those temporary differences are expected to reverse. As a result of the reduction in the U.S. Corporate tax rate from 35.0% to 21.0% under the Tax Reform Act, the Company revalued its deferred tax liabilities subsequent to the year ended September 30, 2017 and recognized a provisional $206.7 tax benefit. The Company determined the impact of the U.S. federal corporate income tax rate change on the U.S. deferred tax assets and liabilities is provisional because certain of the timing differences reversing at the Company’s Fiscal 2018 blended rate must be estimated until Fiscal 2018 reversing timing differences are known.
The Tax Reform Act provided for a one-time deemed mandatory repatriation of post-1986 undistributed foreign subsidiary earnings and profits (“E&P”). The Company had an estimated $623.1 of undistributed foreign E&P subject to the deemed mandatory repatriation and recognized a provisional $78.8 of income tax expense subsequent to the year ended September 30, 2017. The mandatory repatriation tax is payable over 8 years and recognized as a long-term liability. The provisional tax expense for the mandatory repatriation is based on currently available information and additional information needs to be prepared, obtained and analyzed in order to determine the final amount, including further analysis of certain foreign exchange gains or losses, earnings and profits, foreign tax credits, and estimated cash and cash equivalents as of the measurement dates in the Tax Reform Act. Tax effects for changes to these items will be recorded in a subsequent quarter, as discrete adjustments to our income tax provision, once complete.
It is currently unclear which of the Tax Reform Act provision will be adopted by the U.S. states. State conformity to the provisions of the Tax Reform Act could have a material impact on the valuation allowance recorded on U.S. state net operating losses.
The Tax Reform Act provides for additional limitations on the deduction of business interest expense, effective with the Company’s Fiscal 2019 tax year. Unused interest deductions can be carried forward and may be used in future years to the extent the interest limitation is not exceeded in those periods. It is possible that a portion of the Company’s future U.S. interest expense could be nondeductible and impact the Company’s effective tax rate.
The Tax Reform Act also contains additional limits on deducting compensation, including performance-based compensation, in excess of $1.0 paid to certain executive officers for any fiscal year, effective with the Company’s Fiscal 2019 tax year. The Company’s future compensation payments will be subject to these limits, which could impact the Company’s effective tax rate.
The Company continues to review the anticipated impacts of the global intangible low taxed income (“GILTI”) and base erosion anti-abuse tax (“BEAT”) on the Company, which are not effective until fiscal year 2019. The Company has not concluded on any impact associated with either GILTI or BEAT in the tax rate. The FASB allows an accounting policy election of either recognizing deferred taxes for temporary differences expected to reverse as GILTI in future years or treating such taxes as a current-period expense when incurred. Due to the complexity of calculating GILTI under the new law, we have not determined which method we will apply.
In response to the enactment of the Tax Reform Act, the SEC staff issued Staff Accounting Bulletin No. 118 (“SAB 118”) to address the application of U.S. GAAP in situations when a registrant does not have the necessary information available, prepared, or analyzed (including computations) in reasonable detail to complete the accounting for certain income tax effects of the Tax Reform Act. SAB 118 allows registrants to record provisional amounts during a one year measurement period in a manner similar to accounting for business combinations. The Company has assessed provisional tax impacts related to the deemed repatriated earnings and the revaluation of deferred tax assets and liabilities as previously discussed. We have not fully assessed the impact of the Tax Reform Act and SAB 118 and the ultimate impact may differ from these provisional amounts, possibly materially, due to, among other things, additional analysis, changes in interpretations and assumptions the Company has made, additional regulatory guidance that may be issued, and actions the Company may take as a result of the Tax Reform Act. The Company will follow the SAB 118 guidance in the preparation of the Company’s Fiscal 2018 financial statements.
Spectrum Brands Merger
On February 24, 2018, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Spectrum Brands, HRG SPV Sub I, Inc., a Delaware corporation and direct wholly owned subsidiary of HRG (“Merger Sub 1”), and HRG SPV Sub II, LLC, a Delaware limited liability company and a direct wholly owned subsidiary of HRG (“Merger Sub 2”, and together with Merger Sub 1, “Merger Sub”).
The Merger Agreement provides that, subject to the terms and conditions thereof, Merger Sub 1 will merge with and into Spectrum Brands (the “First Merger”, and if the Second Merger Opt-Out Condition has occurred, the “Merger”), with Spectrum Brands continuing as the surviving corporation (the “Surviving Corporation”) and a wholly owned subsidiary of HRG. Following the effective time of the First Merger (the “Effective Time”) but only if HRG or Spectrum Brands (or both) do not receive and provide to the other, on the closing date but prior to the Effective Time, a tax opinion to the effect that, assuming the Second Merger does not occur, the Merger will qualify as a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code (the “Second Merger Opt-Out Condition”), the Surviving Corporation will merge with and into Merger Sub 2 (the “Second Merger”, and if the Second Merger Op-Out Condition has not occurred, together with the First Merger, the “Merger”), with Merger Sub 2 surviving as a wholly owned subsidiary of HRG.
Immediately prior to the Effective Time, the certificate of incorporation of HRG will be amended and restated (the “Amended HRG Charter”, pursuant to which, among other things, at or as soon as practicable following the Effective Time, the corporate name of HRG will change to “Spectrum Brands Holdings, Inc.”, and each issued and outstanding share of common stock, par value $0.01 per share, of HRG (“HRG Common Stock”) will, by means of a reverse stock split (the “Reverse Split”), be combined into a fraction of a share of HRG Common Stock equal to (i) the number of shares of common stock, par value $0.01 per share, of Spectrum Brands (“Spectrum Brands Common Stock”) held by HRG and its subsidiaries as of immediately prior to the Effective Time, adjusted for HRG’s net indebtedness as of closing, certain transaction expenses of HRG that are unpaid as of closing and a $200.0 upward adjustment, divided by (ii) as of immediately prior to the Reverse Split, the number of outstanding shares of HRG Common Stock on a fully-diluted basis.
At the Effective Time, by virtue of the Merger each share of Spectrum Brands Common Stock issued and outstanding immediately prior to the Effective Time (other than shares held in the treasury of Spectrum Brands or owned or held, directly or indirectly, by HRG or any wholly owned subsidiary of Spectrum Brands or HRG, which shall be cancelled and no consideration will be paid with respect thereto) will be converted into the right to receive one share of newly issued HRG Common Stock (and the issuance of HRG Common Stock in the Merger, the “Share Issuance”). No HRG Common Stock will be issued in the Merger in violation of the Amended HRG Charter, including if as a result of such issuance a person would become a holder of more than 4.9% of Corporation Securities (as defined in the Amended HRG Charter). Any shares of HRG Common Stock that would be issuable to a Spectrum Brands’ stockholder but for the operation of the Merger Agreement and the provisions of Article XIII of the Amended HRG Charter shall instead be treated as Excess Securities (as defined in the Amended HRG Charter) and be delivered to one or more 501(c)(3) charitable organizations or escheated to the state of residence, incorporation or formation (as applicable) of the relevant Spectrum Brands’ stockholder.
At the Effective Time, pursuant to the Merger Agreement, each restricted stock award, restricted stock unit and performance stock unit granted under an equity plan of Spectrum Brands’, whether vested or unvested (collectively, the “Spectrum Brands’ Equity Awards”), that is outstanding immediately prior to the Effective Time, will be assumed by HRG and will be automatically converted, by virtue of the Merger, into a corresponding equity-based award in HRG (each a “New HRG Equity Award”) with the right to hold or acquire shares of HRG Common Stock equal to the number of shares of Spectrum Brands’ Common Stock previously underlying such Spectrum Brands’ Equity Award. Each New HRG Equity Award will be subject to the same terms and conditions as the corresponding Spectrum Brands’ Equity Award. At the effective time, pursuant to the Merger Agreement, HRG will assume all rights and obligations in respect of each equity-based plan of the Spectrum Brands’.
Prior to the closing of the Merger, each stock option, warrant and restricted stock award granted under an equity-based plan of HRG that is outstanding and unvested immediately prior to the closing will become fully vested and each stock option and warrant (the “HRG Exercisable Awards”) will become exercisable. Each HRG Exercisable Award that is unexercised shall be adjusted (including to give effect to the Reverse Split) and shall remain outstanding, subject to the same terms and conditions as applied to the corresponding award as of immediately prior to the Effective Time. Immediately prior to the Reverse Split, pursuant to the Merger Agreement, each HRG restricted stock award shall become fully vested and be treated as a share of HRG Common Stock for purposes of the Reverse Split and the Merger.
The consummation of the Merger, the filing of the Amended HRG Charter and the Share Issuance are subject to the satisfaction or waiver of certain closing conditions, including, (i) the approval of Spectrum Brands’ stockholders (including the approval of the holders of a majority of the Spectrum Brands’ Common Stock not held by HRG, its affiliates and the executive officers of Spectrum Brands, and the approval required under Section 12 of Spectrum Brands’ certificate of incorporation in connection with a “Going-Private Transaction” (as defined therein)), (ii) the approval of HRG stockholders, (iii) the effectiveness of a registration statement on Form S-4 registering the HRG Common Stock to be issued in the Merger, (iv) the approval of the shares of HRG Common Stock to be issued in the Merger for listing on the NYSE, (v) the absence of any temporary restraining order, injunction or other judgment, order or decree issued by any governmental entity or other legal restraint or prohibition preventing the consummation of the Merger, (vi) the receipt of certain tax opinions by Spectrum Brands’ and/or HRG that the Merger will qualify as a reorganization under the Internal Revenue Code, (vii) the accuracy of certain representations and warranties of the Spectrum Brands’, Merger Sub and HRG contained in the Merger Agreement and the compliance by the parties with the covenants contained in the Merger Agreement, and (viii) other conditions specified in the Merger Agreement.
Fifth Amendment to Credit Agreement
On March 28, 2018, Spectrum Brands entered into a fifth amendment to the Credit Agreement, expanding the overall capacity of the Revolver Facility to $800.0.